DIRECT COMMERCIAL PROPERTY EXPENSE - Future Operating and Finance Lease Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Total	$ 1,862	$ 4,374
Less than 1 year
Disclosure of detailed information about investment property [line items]
Total	34	29
1-5 years
Disclosure of detailed information about investment property [line items]
Total	120	113
More than 5 years
Disclosure of detailed information about investment property [line items]
Total	$ 1,708	$ 4,232